Income statement analysis (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary of finance income and finance costs

			$ million
	2023	2022	2021
Interest and other income
Interest income from
Financial assets measured at amortized cost	1,034	371	221
Financial assets measured at fair value through profit or loss	215	59	5
Other income	386	673	355
	1,635	1,103	581

Currency exchange losses charged to the income statement[a]	74	160	345
Expenditure on research and development	298	274	266
Costs relating to the Gulf of Mexico oil spill (pre-interest and tax)[b]	57	84	70

Finance costs
Interest expense on lease liabilities	363	245	288
Interest expense on other liabilities measured at amortized cost[c]	3,115	2,070	1,820
Capitalized at 4.88% (2022 3.56% and 2021 2.63%)[d]	(514)	(464)	(287)
Finance debt risk management activities[e]	(35)	43	145
Unwinding of discount on provisions	504	369	391
Unwinding of discount on other payables measured at amortized cost	407	440	500
	3,840	2,703	2,857
[a]Excludes exchange gains and losses arising on financial instruments measured at fair value through profit or loss.
[b]Included within production and manufacturing expenses.
[c]2023 includes a loss of $49 million (2022 gain of $37 million and 2021 loss of $195 million) associated with the buyback of finance debt.
[d]Tax relief on capitalized interest is approximately $130 million (2022 $108 million and 2021 $66 million).
[e]Relates to temporary valuation differences associated with the group’s interest rate and foreign currency exchange risk management of finance debt.